INVESTMENTS IN REAL ESTATE (Details)	Sep. 30, 2015 USD ($) Number $ / Number		Dec. 31, 2014 USD ($) Number	Dec. 31, 2013 USD ($) Number	Dec. 31, 2012 USD ($) Number
Real Estate Properties [Line Items]
Number of Homes | Number	473		395	159	5
Land	$ 6,208,327	[1]	$ 5,422,647	$ 2,514,009	$ 67,019
Building and Improvements	28,564,472		23,961,608	9,685,361	276,391
Total Investments in Real Estate	34,772,799	[1]	29,384,255	12,199,370	343,410
Accumulated Depreciation	(1,343,323)	[1]	(592,114)	(73,950)	(1,400)
Investments in Real Estate Net	$ 33,429,476	[1]	$ 28,792,141	$ 12,125,420	$ 342,010
Houston, TX [Member]
Real Estate Properties [Line Items]
Number of Homes	0		18	150
Land	$ 0		$ 319,500	$ 2,394,359
Building and Improvements	20,222		1,236,765	9,198,173
Total Investments in Real Estate	$ 20,222		1,556,265	11,592,532
Accumulated Depreciation			(375,533)	(55,750)
Investments in Real Estate Net			$ 1,180,732	$ 11,536,782
Jacksonville, FL [Member]
Real Estate Properties [Line Items]
Number of Homes | Number	78		123
Land	$ 785,680		$ 1,506,938
Building and Improvements	4,533,332		6,865,952
Total Investments in Real Estate	$ 5,319,012		8,372,890
Accumulated Depreciation			(50,239)
Investments in Real Estate Net			$ 8,322,651
Memphis, TN [Member]
Real Estate Properties [Line Items]
Number of Homes	0		95
Land	$ 0		$ 1,082,200
Building and Improvements	47,160		6,160,183
Total Investments in Real Estate	$ 47,160		7,242,383
Accumulated Depreciation			(74,474)
Investments in Real Estate Net			$ 7,167,909
Atlanta, GA [Member]
Real Estate Properties [Line Items]
Number of Homes	0		0	4
Land	$ 0		$ 0	$ 52,631
Building and Improvements	2,150		13,347	210,797
Total Investments in Real Estate	$ 2,150		13,347	263,428
Accumulated Depreciation			(17,918)	(16,800)
Investments in Real Estate Net			$ (4,571)	$ 246,628

[1]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.